Other Current Assets - Additional Information (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Apr. 26, 2024 Aircraft
Other Current Assets [Line Items]
Impairment provision | $	$ 10,047
Events After Reporting Period [Member]
Other Current Assets [Line Items]
Deregistered aircrafts | Aircraft		54